SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   APRIL 1998

THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			       Approx Asset
Date	           Number    Price    Value or Approx    Seller
Each    Ident   Shares     Per       Asset Cov/ Shr     or Seller's
Trans   Sec    Purch       Share   at Time of Purch    Broker

4-2    GER    5000     16.1875           18.74          Weeden & Co
4-3     " "     20000     16.328             18.93                 " "
4-6     " "     35000     16.9821           19.14                 " "
4-7   " "       55000     17.5161           19.51                 " "
4-8   " "       25000     17.325             19.34                 " "
4-9   " "       81000     17.509             19.63                 " "
4-13   " "     30000     17.9583           19.52                 " "
4-14   " "     50000     18.7625           20.00                 " "
4-15   " "   100000     19.0455	          20.05                  " "
4-16   " "     84000     19.048             19.73                 " "
4-20   " "     40000     18.758             20.18                 " "
4-21   " "     75000     18.854             20.12                 " "
4-22   " "     35000     18.767             20.00                 " "
4-23   " "       5000     18.6875           19.58                 " "
4-24   " "     60000     17.802             19.17                 " "
4-27   " "     15000     16.708             19.00                 " "
4-28   " "     45000     17.2111           18.77                 " "
4-29   " "     25000     17.575             19.05                 " "
4-30   " "   150000     18.262             19.12                 " "

The New Germany Fund, Inc.
   ( Name of Registrant)

By Joseph Cheung - Treasurer
Date of Statement         5/4/98